11. FINANCIAL INSTRUMENTS (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Details
Cash	$ 139,164	$ 205,238
Current trade receivables	1,769	21,922
Other receivables	7,226	28,494
Funds held for optionees and accounts payable owed by optionees	$ 803,562	$ 924,762